ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2016
GENERAL [Abstract]
ORGANIZATION AND BUSINESS
ORGANIZATION AND BUSINESS

Historical Structure of the Company

We were incorporated as Knightsbridge Tankers Limited in Bermuda as an exempted company under the Bermuda Companies Act of 1981 on September 18, 1996. We were originally established for the purpose of owning and operating five very large crude oil carriers, or VLCCs. In December 2007, one of these vessels was sold and we subsequently expanded the scope of our activities and acquired two Capesize newbuilding dry bulk vessels in 2009 and two 2010-built Capesize dry bulk vessels in 2010. In 2012, three VLCCs were sold and the last remaining VLCC was sold in March 2013.

On October 7, 2014, we entered into an agreement and plan of merger, or the Merger Agreement, with Golden Ocean Group Limited, or the Former Golden Ocean, a shipping company based in Bermuda and listed on the Oslo Stock Exchange, or the OSE, an owner and operator of Capesize, Kamsarmax, Panamax and Supramax dry bulk carrier vessels, pursuant to which the two companies agreed to merge, with us as the surviving company, or the Merger. The Merger was completed on March 31, 2015 and we issued 12,300,090 shares as consideration to the shareholders of Former Golden Ocean. At the same time, we obtained a secondary listing on the OSE. At the time of the Merger, the Former Golden Ocean owned twenty-nine vessels and had at the same time four Supramax vessels under construction and had several chartered-in vessels both on short term and longer term duration.

In October 2014, we changed our name to Knightsbridge Shipping Limited and we changed our name to Golden Ocean Group Limited following completion of the Merger.

Our common shares commenced trading on the NASDAQ Global Select Market in February 1997 and currently trade under the symbol "GOGL". We obtained a secondary listing on the OSE in April 2015.

Reverse stock split
On August 1, 2016, the Company effected a one-for-five reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The common share par value was adjusted as a result of the reverse stock split as disclosed in Note 26 of these consolidated financial statements.

Business

In April and September 2014, we acquired five and thirteen special purpose companies, or SPCs, respectively, from Frontline 2012 Ltd, or Frontline 2012, each owning a 180,000 dwt Capesize dry bulk newbuilding. These transactions were accounted for as a purchase of assets. In April 2014, we issued 3,100,000 shares as consideration for this transaction and cash of $43.4 million was acquired. In September 2014, we issued 6,200,000 shares as consideration for this transaction and cash of $25.1 million was acquired.

As of December 31, 2014, we owned thirteen Capesize dry bulk vessels and had twenty-six Capesize dry bulk vessels under construction.

In March 2015, we purchased the twelve remaining SPCs, from Frontline 2012. In April 2015, we issued 6,200,000 shares as consideration for this transaction and cash of $108.6 million was acquired.

Upon completion of the Merger, we had a fleet of seventy-two vessels and four vessels chartered-in long term on bareboat charter or time charter and one owned through a joint venture.

Up to the completion of the Merger on March 31, 2015, our dry bulk carriers were managed by Golden Ocean Management (Bermuda) Ltd, or the Dry Bulk Manager, a wholly-owned subsidiary of the Former Golden Ocean. Our VLCC's were managed by ICB Shipping (Bermuda) Limited, or the General Manager, a wholly-owned subsidiary of Frontline Ltd, or Frontline, a Bermuda based shipping company whose shares are listed on the New York Stock Exchange and the OSE under the symbol “FRO”.

The Former Golden Ocean, Frontline, Frontline 2012 are affiliates of, or associated with Hemen, a company indirectly controlled by trusts established for the benefit of Mr. Fredriksen’s immediate family, and together with a number of other large publicly traded companies involved in various sectors of the shipping and oil services industries, in which Hemen is a principal shareholder, are referred to collectively as the Hemen Related Companies.

As of December 31, 2016, we owned forty-six dry bulk vessels and had construction contracts for ten newbuildings. In addition, we had ten vessels chartered-in (of which eight are chartered in on operating leases from Ship Finance, one chartered in on an operating lease from a third party and one chartered in on a capital lease from a third party) and one vessel indirectly owned through a 50% joint venture. Each vessel is (or, in the case of newbuildings, expected to be) owned and operated by one of our subsidiaries and is (or expected to be) flagged either in the Marshall Islands, Hong Kong or Panama. Six of our vessels are chartered-out on fixed rate time charters, ten of our vessels are chartered out on index linked rate time charters and the remaining forty-one vessels operate in the spot market, of which eighteen Capesize vessels participate in the revenue sharing agreement operated by Capesize Chartering Ltd, in which we have a 25% controlling interest.